Document And Entity Information	Jan. 16, 2025
Document Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 16, 2025
Entity Registrant Name	Longevity Health Holdings, Inc.
Entity Central Index Key	0001842939
Entity Emerging Growth Company	true
Entity File Number	001-40228
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-1645738
Entity Address, Address Line One	2403 Sidney Street, Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Amendment Description	As previously disclosed in the Current Report on Form 8-K (the “Original Form 8-K”) filed by Longevity Health Holdings, Inc., formerly Carmell Corporation, (the “Company”) with the Securities and Exchange Commission on January 16, 2025, the Company completed its the acquisition of substantially all of the assets and assumption of certain of the liabilities of PMGC Holdings Inc. and Elevai Skincare, Inc., its wholly owned subsidiary, (the “Seller”), related to the Seller’s skincare and haircare business (“Skincare Business”) on January 16, 2025. This Current Report on Form 8-K/A (this “Amendment No. 1”) amends the Original Form 8-K to include the financial statements and pro forma financial information required by Items 9.01(a) and 9.01(b), respectively, of Form 8-K that were previously omitted from the Original Form 8-K in reliance on Items 9.01(a)(3) and 9.01(b)(2) of Form 8-K. This Amendment No. 1 does not amend any other item in the Original Form 8-K, and, except as provided herein, all other information and disclosures in the Original Form 8-K remain unchanged.
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	XAGE
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50
Trading Symbol	XAGEW
Security Exchange Name	NASDAQ